Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Other current liabilities:
Advances from customers	387,833	142,196
Cheques receivables/Payable	2,031,576	1,437,245
Statutory liabilities	57,392	73,248
Others – capital creditors	713,240	799,501
	3,190,041	2,452,190
Other current liabilities consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
GST and other tax liabilities	$73,248	$7,790,790
CSR expenses liabilities	—	206,619
Cheques receivables/payables (net)	1,437,245	—
Capital creditors	799,501	896
Advances from customers	142,196	—
	$2,452,190	$7,998,305